U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.   Name and address of issuer:  Lincoln Life Flexible Premium Variable Life
                                  Account M
                                  1300 South Clinton Street
                                  P.O. Box 1110
                                  Fort Wayne, IN 46801-1110

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2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]


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3.   Investment Company Act File Number:  811-08557

     Securities Act File Number: 333-042479
                                 333-054338
                                 333-063940
                                 333-082663
                                 333-084360
                                 333-084370
                                 333-111137

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4(a) Last day of fiscal year for which this notice is filed: December 31, 2005

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4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                       $178,363,143

     (ii)   Aggregate price of shares redeemed or
            repurchased during the fiscal year:                     $104,951,866

     (iii) Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
            the Commission:                                         $          0

     (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii):                            $104,951,866

     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                        $ 73,411,277

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:                                  $(        0)

     (vii)  Multiplier for determining registration
            fee (See Instruction C.6)                                x  .0001070

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee
            is due):                                                $   7,855.01

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________.

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7.   Interest due - if this Form is being filed more than
     90 days after the end of the issuer's fiscal year
     (see Instruction D):                                             $        0

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8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                         $ 7,855.01

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     March 24, 2006

     Method of Delivery:
                        [X] Wire Transfer
                        [ ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the Issuer and in the capacities and on the dates indicated.

                                    By: /s/ Sheryl Sturgill
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                                        Sheryl Sturgill
                                        Assistant Vice President

Date: March 24, 2006
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